FAIR VALUE MEASUREMENTS, Carrying Amounts and Estimated Fair Values of Financial Instruments (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS [Abstract]
Investment securities available for sale	$ 28,202	$ 30,486
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
ASSETS [Abstract]
Cash and due from banks	13,804	5,409
Interest-earning deposits with banks	35,600	3,647
Certificates of deposit with banks	0	0
Federal Home Loan Bank stock	0	0
Investment securities available for sale	0	626
Net loans	0	0
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
FHLB Advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	0	0
Significant Other Observable Inputs (Level 2) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Certificates of deposit with banks	1,479	1,519
Federal Home Loan Bank stock	1,050	1,341
Investment securities available for sale	28,202	30,486
Net loans	0	0
Accrued interest receivable	1,140	1,078
LIABILITIES [Abstract]
Deposits	382,953	330,672
Capital lease obligation	174	207
FHLB Advances	15,991	23,495
Long term subordinated debt	9,411	9,619
Accrued interest payable	360	292
Significant Unobservable Inputs (Level 3) [Member]
ASSETS [Abstract]
Cash and due from banks	0	0
Interest-earning deposits with banks	0	0
Certificates of deposit with banks	0	0
Federal Home Loan Bank stock	0	0
Investment securities available for sale	0	0
Net loans	361,857	345,370
Accrued interest receivable	0	0
LIABILITIES [Abstract]
Deposits	0	0
Capital lease obligation	0	0
FHLB Advances	0	0
Long term subordinated debt	0	0
Accrued interest payable	0	0
Carrying Value [Member]
ASSETS [Abstract]
Cash and due from banks	13,804	5,409	$ 8,063
Interest-earning deposits with banks	35,600	3,647	18,086
Certificates of deposit with banks	1,498	1,498	1,498
Federal Home Loan Bank stock	1,050	1,341	942
Investment securities available for sale	28,202	31,112	27,063
Net loans	370,182	345,080	305,099
Accrued interest receivable	1,140	1,078	945
LIABILITIES [Abstract]
Deposits	393,279	340,653	318,665
Capital lease obligation	174	207	268
FHLB Advances	16,100	23,600	14,100
Long term subordinated debt	9,713	9,676	9,605
Accrued interest payable	360	292	287
Fair Value [Member]
ASSETS [Abstract]
Cash and due from banks	13,804	5,409	8,063
Interest-earning deposits with banks	35,600	3,647	18,086
Certificates of deposit with banks	1,479	1,519	1,498
Federal Home Loan Bank stock	1,050	1,341	942
Investment securities available for sale	28,202	31,112	27,063
Net loans	361,857	345,370	305,714
Accrued interest receivable	1,140	1,078	945
LIABILITIES [Abstract]
Deposits	382,953	330,672	311,464
Capital lease obligation	174	207	268
FHLB Advances	15,991	23,495	14,115
Long term subordinated debt	9,411	9,619	9,616
Accrued interest payable	$ 360	292	287
Fair Value [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
ASSETS [Abstract]
Cash and due from banks		5,409	8,063
Interest-earning deposits with banks		3,647	18,086
Certificates of deposit with banks		0	0
Federal Home Loan Bank stock		0	0
Investment securities available for sale		626	1,112
Net loans		0	0
Accrued interest receivable		0	0
LIABILITIES [Abstract]
Deposits		0	0
Capital lease obligation		0	0
FHLB Advances		0	0
Long term subordinated debt		0	0
Accrued interest payable		0	0
Fair Value [Member] | Significant Other Observable Inputs (Level 2) [Member]
ASSETS [Abstract]
Cash and due from banks		0	0
Interest-earning deposits with banks		0	0
Certificates of deposit with banks		1,519	1,498
Federal Home Loan Bank stock		1,341	942
Investment securities available for sale		30,486	25,201
Net loans		0	0
Accrued interest receivable		1,078	945
LIABILITIES [Abstract]
Deposits		330,672	311,464
Capital lease obligation		207	268
FHLB Advances		23,495	14,115
Long term subordinated debt		9,619	9,616
Accrued interest payable		292	287
Fair Value [Member] | Significant Unobservable Inputs (Level 3) [Member]
ASSETS [Abstract]
Cash and due from banks		0	0
Interest-earning deposits with banks		0	0
Certificates of deposit with banks		0	0
Federal Home Loan Bank stock		0	0
Investment securities available for sale		0	750
Net loans		345,370	305,714
Accrued interest receivable		0	0
LIABILITIES [Abstract]
Deposits		0	0
Capital lease obligation		0	0
FHLB Advances		0	0
Long term subordinated debt		0	0
Accrued interest payable		$ 0	$ 0